Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Current Assets:
Cash and cash equivalents	$ 3,818,056	$ 4,122,394
Restricted cash	1,767,699	4,366,891
Certificates of deposit		105,707
Accounts receivable, net	23,770,559	23,911,326
Advances to supplier, net	1,238,685	612,655
Inventories, net	21,896,258	20,775,035
Security deposits for sale leaseback		771,814
Prepaid expenses and other current assets	2,089,312	2,347,300
Total Current Assets	54,580,569	57,013,122
Property, plant and equipment, net	52,501,913	48,478,612
Intangible assets, net	9,614,973	9,878,594
Prepayments for construction and equipment purchases	1,391,579	527,568
Security deposits for sale leaseback - long term	1,653,292	543,996
Other assets	398,457	287,741
Total Assets	120,140,783	116,729,633
Current Liabilities:
Short term borrowings	30,148,692	29,696,842
Bank notes payable	2,945,417	5,035,849
Advances from customers	425,049	588,143
Accounts payable	14,675,587	14,175,530
Accrued and other liabilities	2,290,695	2,933,015
Other payable - sale leaseback	2,959,972	2,755,931
Taxes payable	185,377	289,804
Deferred gains	372,471	87,605
Total Current Liabilities	54,003,260	55,562,719
Long term payable - sale leaseback	4,219,310	1,371,359
Long term borrowings	4,099,570	1,801,887
Total Liabilities	62,322,140	58,735,965
Commitments and contingencies
Shareholders' Equity
Common stock: $0.001 par value, 70,000,000 shares authorized, 15,780,205 shares issued and outstanding as of June 30, 2018 and December 31, 2017	15,781	15,781
Additional paid in capital	29,962,362	29,904,285
Statutory reserve	4,679,861	4,617,039
Retained earnings	22,960,005	22,654,848
Accumulated other comprehensive income	34,572	651,597
Total Fuling Global Inc.'s equity	57,652,581	57,843,550
Non-controlling interest	166,062	150,118
Total Shareholders' Equity	57,818,643	57,993,668
Total Liabilities and Shareholders' Equity	$ 120,140,783	$ 116,729,633